Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Crawford Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crawford Dividend Opportunity Fund (the “Fund”) is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000© Index. Total return is comprised of both capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2013 was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets are invested primarily in common stocks of small capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s Advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Crawford Small Capitalization Dividend strategy, by investing primarily in companies with market capitalizations of $3.5 billion or less at the time of purchase. The Advisor believes investing long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value-oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values. The Advisor’s equity investment team works together to identify appropriate stocks. The Fund’s portfolio manager is responsible for selecting stocks for the Fund’s portfolio and implementing its investment strategy.

The Advisor’s goal is to identify high quality, small capitalization companies that have strong balance sheets and predictable earnings that are undervalued and have above-average total return potential. Traditional fundamental analysis is conducted, collectively and individually, on existing holdings as well as potential buy candidates. After the fundamental analysis has been completed, the Advisor selects a portfolio of undervalued companies that the Advisor believes present an attractive trade-off between risk and return. The Advisor seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

The Advisor believes that, by focusing on small capitalization companies with consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the Russell 2000© Index. The Advisor also believes that the consistency and stability of the Fund’s portfolio companies cause the companies to have less earnings variability than other companies, which also leads to less stock price volatility than companies of similar size, because investors can be more confident in the expected results from these companies.

The Fund expects to be fully invested in common stocks of dividend-paying companies. The Fund may invest its assets in securities of U.S. companies and foreign companies. The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be overweighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the Russell 2000© Index or two times the weighting of that sector in the Index, whichever is greater. The Advisor generally purchases securities only for the long-term.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Small Cap Risk. Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies. Small cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 431-1716
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crawfordinvestmentfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st) Year-by-Year Total Return as of December 31st
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter, 2013, 11.43% Worst Quarter: 2nd Quarter, 2013, 1.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending December 31, 2013)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund recently changed its benchmark from the Russell 2000 Value Index to the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe, and includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Advisor believes the Russell 2000 Index is a better benchmark for the Fund as its economic sector distributions are less concentrated than the Russell 2000 Value Index and because the Fund invests in both growth and value stocks.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the indices would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestmentfunds.com.
Crawford Dividend Opportunity Fund | Crawford Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	$ 1,921
2013	rr_AnnualReturn2013	37.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.98%
One Year	rr_AverageAnnualReturnYear01	37.53%
Since Inception	rr_AverageAnnualReturnSinceInception	30.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2012
Crawford Dividend Opportunity Fund | After Taxes on Distributions | Crawford Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	35.76%
Since Inception	rr_AverageAnnualReturnSinceInception	29.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2012
Crawford Dividend Opportunity Fund | After Taxes on Distributions and Sale of Fund Shares | Crawford Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.48%
Since Inception	rr_AverageAnnualReturnSinceInception	22.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2012
Crawford Dividend Opportunity Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	34.52%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	29.16%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2012	[3]
Crawford Dividend Opportunity Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	38.82%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	31.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2012	[3]

[1]	The Fund's Advisor has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses, do not exceed 1.00% through April 30, 2015. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Advisor within three years, provided that the Fund is able to make the repayment without exceeding the 1.00% expense limitation.
[2]	(After Fee Waiver/Expense Reimbursement)
[3]	The Fund recently changed its benchmark from the Russell 2000 Value Index to the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe, and includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Advisor believes the Russell 2000 Index is a better benchmark for the Fund as its economic sector distributions are less concentrated than the Russell 2000 Value Index and because the Fund invests in both growth and value stocks.